FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Investments Measured at Fair Value on Recurring Basis
	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2016	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Guarantee receivables	235,728,241	-	-	235,728,241
Foreign exchange forward contracts	640,876	-	640,876	-

Liabilities:
Guarantee liabilities	226,086,556	-	-	226,086,556
Convertible senior notes	423,739,708	-	-	423,739,708
Rate cap derivative	10,364,075	-	-	10,364,075

	Fair Value Measurements at Reporting Date Using
Description	Balance as of June 30, 2017	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Guarantee receivables	219,964,434	-	-	219,964,434

Liabilities:
Convertible senior notes	67,744	-	-	67,744
Foreign exchange forward contracts	3,115,811	-	3,115,811	-
Rate cap derivative	26,381,687	-	-	26,381,687

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs
A summary of changes in Level 3 fair value of convertible senior notes for the six months ended June 30, 2016 and 2017 were as follows:

	For the six months ended June 30
	2016	2017
	RMB	RMB
Balance at January 1,	1,506,981,361	423,739,708
Issuance of convertible senior notes	-	-
Foreign exchange loss/(gain)	18,141,799	(842,669)
Change in fair value of convertible senior notes	61,620,513	-
Repurchase of convertible senior notes	(746,775,033)	(422,829,295)
Balance at June 30,	839,968,640	67,744

A summary of changes in Level 3 fair value of capped call options for the six months ended June 30, 2016 and 2017 were as follows:

	For the six months ended June 30
	2016	2017
	RMB	RMB
Balance at January 1,	17,490,323	-
Foreign exchange loss	736,212	-
Change in fair value of capped call options	(18,226,535)	-
Balance at June 30,	-	-

Schedule of fair value of call spread option contracts

	For the six months ended June 30
	2016	2017
	RMB	RMB
Balance at January 1,	7,277,406	-
Purchase of call spread option	4,761,603	-
Change in fair value of call spread	3,076,214	-
Exercise of call spread options	(5,132,923)	-
Balance at June 30,	9,982,300	-

Schedule of changes in fair value of warrant liability
	For the six months ended June 30
	2016	2017
	RMB	RMB
Balance at January 1,	68,377,608	-
Exchange loss on warrant liability	1,465,872	-
Change in fair value of warrant liability	1,110,360	-
Balance at June 30,	70,953,840	-

Schedule of Change in Fair Value of Derivatives
	For the six months ended June 30
	2016	2017
	RMB	RMB
Balance at January 1,	-	10,364,075
Change in fair value of rate cap derivative	-	16,017,612
Balance at June 30,	-	26,381,687

	Type of Derivatives

For the Six months ended June 30	Foreign exchange forward contracts		Call options	Rate cap derivative	Call spread options	Warrant liability	Total
	Realized	Unrealized
(In RMB)
2016	(1,993,012)	(43,912,545)	(18,226,535)		3,076,214	(1,110,360)	(62,166,238)
2017	(119,547)	(3,115,811)	-	(16,017,612)			(19,252,970)